UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21758

CLIPPER FUNDS TRUST
 (Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.14%)
CONSUMER DISCRETIONARY – (13.78%)
Automobiles & Components – (2.00%)
Adient PLC	382,709	$22,870,690
Media – (3.25%)
Liberty Global PLC, Series C *	633,393	19,274,149
Naspers Ltd. - N (South Africa)	73,170	17,905,641
		37,179,790
Retailing – (8.53%)
Amazon.com, Inc. *	67,416	97,573,873
	Total Consumer Discretionary	157,624,353
ENERGY – (6.86%)
Apache Corp.	1,333,999	51,332,282
Occidental Petroleum Corp.	417,393	27,113,849
	Total Energy	78,446,131
FINANCIALS – (39.91%)
Banks – (10.13%)
JPMorgan Chase & Co.	485,112	53,347,767
Wells Fargo & Co.	1,192,422	62,494,837
		115,842,604
Diversified Financials – (24.53%)
Capital Markets – (5.91%)
Bank of New York Mellon Corp.	1,312,723	67,644,616
Consumer Finance – (10.30%)
American Express Co.	487,996	45,520,267
Capital One Financial Corp.	754,173	72,264,857
		117,785,124
Diversified Financial Services – (8.32%)
Berkshire Hathaway Inc., Class A *	318	95,113,800
		280,543,540
Insurance – (5.25%)
Property & Casualty Insurance – (5.25%)
Markel Corp. *	51,337	60,077,124
	Total Financials	456,463,268
HEALTH CARE – (1.92%)
Health Care Equipment & Services – (1.92%)
Aetna Inc.	129,950	21,961,550
	Total Health Care	21,961,550
INDUSTRIALS – (17.83%)
Capital Goods – (17.83%)
Ferguson PLC (United Kingdom)	326,723	24,572,797
Johnson Controls International PLC	1,493,106	52,617,056
Safran S.A. (France)	513,188	54,464,459
United Technologies Corp.	574,505	72,284,219
	Total Industrials	203,938,531
INFORMATION TECHNOLOGY – (12.88%)
Software & Services – (12.88%)
Alibaba Group Holding Ltd., ADR (China)*	110,000	20,189,400
Alphabet Inc., Class A *	41,810	43,362,824
Alphabet Inc., Class C *	52,972	54,655,980
ASAC II L.P. *(a)(b)	407,313	398,963

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
Facebook Inc., Class A *	179,680	$28,711,067
	Total Information Technology	147,318,234
MATERIALS – (1.96%)
LafargeHolcim Ltd. (Switzerland)	411,214	22,438,520
	Total Materials	22,438,520
TOTAL COMMON STOCK – (Identified cost $719,815,019)		1,088,190,587
PREFERRED STOCK – (2.68%)
CONSUMER DISCRETIONARY – (2.68%)
Retailing – (2.68%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	524,409	26,115,830
Didi Chuxing Joint Co., Series B (China)*(a)(b)	91,609	4,562,174
Total Consumer Discretionary		30,678,004
TOTAL PREFERRED STOCK – (Identified cost $24,712,474)		30,678,004
SHORT-TERM INVESTMENTS – (2.17%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $6,385,135 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $6,511,680)	$6,384,000	6,384,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $1,795,359 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $1,830,900)	1,795,000	1,795,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $8,938,807 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.83%-3.773%, 07/01/27-01/01/41, total market value $9,115,740)	8,937,000	8,937,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $7,661,523 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.29%-4.50%, 01/01/27-04/01/48, total market value $7,813,200)	7,660,000	7,660,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $24,776,000)		24,776,000
Total Investments – (99.99%) – (Identified cost $769,303,493)		1,143,644,591
Other Assets Less Liabilities – (0.01%)		63,487
Net Assets – (100.00%)		$1,143,708,078

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2018 (Unaudited)

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $31,076,967 or 2.72% of the Fund's net assets as of March 31, 2018.

(b)	The value of this security was determined using significant unobservable inputs. See Fair Value Measurements disclosures.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Trustees at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2018 (Unaudited)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer Discretionary	$139,718,712	$17,905,641	$30,678,004	$188,302,357
Energy	78,446,131	–	–	78,446,131
Financials	456,463,268	–	–	456,463,268
Health Care	21,961,550	–	–	21,961,550
Industrials	124,901,275	79,037,256	–	203,938,531
Information Technology	146,919,271	–	398,963	147,318,234
Materials	–	22,438,520	–	22,438,520
Short-term securities	–	24,776,000	–	24,776,000
Total Investments	$968,410,207	$144,157,417	$31,076,967	$1,143,644,591
Level 1 to Level 2 Transfers**:
Consumer Discretionary		$17,905,641
Industrials		79,037,256
Materials		22,438,520
Total		$119,381,417

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2018.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2018 (Unaudited)

Fair Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2018. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2018 was $(689,673). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance
Investments in Securities:
Common Stock	$391,550	$–	$7,413	–	$–	$398,963
Preferred Stock	31,375,090	–	(697,086)	$–	–	30,678,004
Total Level 3	$31,766,640	$–	$(689,673)	$–	$–	$31,076,967

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	March 31, 2018	Technique	Input(s)	Range	an Increase in Input
Investments in Securities:
Common Stock	$398,963	Discounted Cash Flow	Annualized Yield	3.287%	Decrease

Preferred Stock	30,678,004	Market Approach	Volume-Weighted Transaction Price	$44.50-$50.9321	Increase
Total Level 3	$31,076,967

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investments. The transaction price input is attributable to a private security and includes assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$775,859,243
Unrealized appreciation	388,726,583
Unrealized depreciation	(20,941,235)
Net unrealized appreciation	$367,785,348

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUNDS TRUST

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 18, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: May 18, 2018